Consolidated Cash Flow Statements - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities
Payments to suppliers and employees	$ (17,459,061)	$ (21,393,136)	$ (19,943,617)
Interest received	446,291	269,075	15,798
R&D tax refund	5,629,577	8,583,477
Interest paid		(7,217)	(4,565)
Income tax paid	(68,055)	(58,023)	(103,453)
Net cash flows used in operating activities	(11,451,248)	(12,605,824)	(20,035,837)
Cash Flows from Investing Activities
Payments for rental security deposits			(29,150)
Payments for purchase of plant and equipment		(5,722)	(7,311)
Payments for term deposit	(7,500,000)
Net cash flows used in investing activities	(7,500,000)	(5,722)	(36,461)
Cash Flows from Financing Activities
Proceeds from issue of ordinary shares and other equity securities	42,570,645	10,144,682	316,675
Payment of share issue costs	(2,774,168)	(918,020)	(132,413)
Principal elements of lease payments	(127,097)	(10,370)	(59,922)
Net cash flows generated from financing activities	39,669,380	9,216,292	124,340
Net (decrease)/increase in cash and cash equivalents	20,718,132	(3,395,254)	(19,947,958)
Cash and cash equivalents at beginning of period	12,638,885	15,773,783	34,806,799
Exchange rate adjustments on cash and cash equivalents held in foreign currencies	(198,375)	260,356	914,942
Cash and cash equivalents at end of period	$ 33,158,642	$ 12,638,885	$ 15,773,783